Share based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share based payments
Schedule Of Outstanding Stock Options
		Weighted-average
	Number of	Exercise price
	options	USD
	#	$
Balance, December 31, 2022	-	-
Acquisition of Engine	261,929	5.15
Cancelled	(450)	2.60
Balance, June 30, 2023	261,479	5.15
		Weighted-average
	Number of	Exercise price
	options	CAD
	#	$
Balance, December 31, 2021	400,331	21.79
Granted	95,013	15.49
Cancelled	(36,680)	22.27
Balance, December 31, 2022	458,664	20.33

Balance, December 31, 2022	458,664	20.33
Granted	20,655	6.29
Cancelled	(64,031)	19.29
Balance, June 30, 2023	415,288	19.37

Summarizes Information About Stock Options Exercisable And Outstanding
	Outstanding	Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	USD	(Years)
August 25, 2025	85	315.95	2.16
February 10, 2026	328	315.95	2.62
May 23, 2026	2	315.95	2.90
June 24, 2026	3,665	2.60	2.99
July 2, 2026	1,122	2.60	3.01
August 20, 2026	250	2.60	3.14
January 31, 2027	375	2.60	3.59
March 3, 2027	250	315.95	3.68
April 12, 2027	25,000	7.20	3.79
August 10, 2027	25,000	3.60	4.12
September 30, 2027	10,750	2.40	4.25
October 1, 2027	5,625	2.48	4.26
October 31, 2027	21,041	2.60	4.34
November 3, 2027	33	315.95	4.35
December 1, 2027	68,123	2.60	4.42
March 31, 2028	11,250	5.40	4.76
May 26, 2029	80,099	3.64	5.91
November 7, 2029	3,311	2.60	6.36
June 14, 2031	2,670	42.13	7.96
November 23, 2031	2,500	39.28	8.41
	261,479	5.15	4.85
	Outstanding	Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	(Years)
October 2, 2023	712	29.48	0.26
April 28, 2024	7,229	22.75	0.83
November 25, 2025	19,106	23.24	2.41
January 22, 2026	41,310	21.30	2.57
February 24, 2026	5,164	24.21	2.66
March 2, 2026	10,328	22.75	2.67
March 16, 2026	20,655	21.30	2.71
April 28, 2026	22,721	22.75	2.83
July 5, 2026	47,507	24.69	3.02
September 21, 2026	132,117	21.06	3.23
February 16, 2027	4,131	16.95	3.64
March 1, 2027	21,688	16.95	3.67
March 23, 2027	19,622	16.95	3.73
August 30, 2027	26,593	8.52	4.17
August 30, 2027	6,455	9.68	4.17
September 14, 2027	5,164	6.20	4.21
November 21, 2027	4,131	9.68	4.40
February 22, 2033	20,655	6.29	9.66
	415,288	19.37	3.46

Summary of RSUs outstanding
Number
#
Balance, December 31, 2021	108,277
Granted	87,784
Exercised	(68,250)
Cancelled	-
Balance, December 31, 2022	127,811

Balance, December 31, 2022	127,811
Acquisition of Engine	41,442
Granted	67,358
Exercised	(125,148)
Cancelled	(620)
Balance, June 30, 2023	110,843